CONTRACTUAL COMMITMENTS (Details) R$ in Thousands	Dec. 31, 2020 BRL (R$)
Disclosure Of Maturity Analysis For Contractual Commitment [Line Items]
Total nominal values	R$ 5,847,411
2021
Disclosure Of Maturity Analysis For Contractual Commitment [Line Items]
Total nominal values	1,429,424
2022
Disclosure Of Maturity Analysis For Contractual Commitment [Line Items]
Total nominal values	1,319,222
2023
Disclosure Of Maturity Analysis For Contractual Commitment [Line Items]
Total nominal values	1,296,793
2024
Disclosure Of Maturity Analysis For Contractual Commitment [Line Items]
Total nominal values	540,585
2025
Disclosure Of Maturity Analysis For Contractual Commitment [Line Items]
Total nominal values	388,329
2026 onwards
Disclosure Of Maturity Analysis For Contractual Commitment [Line Items]
Total nominal values	R$ 873,058